Accounts Receivable and Notes Receivable - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 26, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, writeoff		$ 0	$ 0	$ 177,000	$ 0	$ 48,000	$ 4,233,000
Accounts receivable, recovery		$ 105,000	$ 722,000	$ 82,000	$ 722,000	$ 465,000	$ 0
Management Services Agreement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount of notes issued	$ 7,500,000
Annual straight-line forgiveness term	5 years
Annual forgiveness amount	$ 1,500,000